Summary of significant accounting policies - Business combinations and goodwill - Consideration transferred (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash	$ 55,667,000
Share consideration	3,158,000
Deferred share consideration	8,237,000
Purchase consideration transferred	$ 67,062,000
Share price as of acquisition date	$ 7.97
Difference between the share considerations and put option of the sellers	$ 2,103
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred		$ 67,062,000